Non-controlling Interest (“NCI”) - Net Change in Non-Controlling Interests (Details) - CAD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Jul. 21, 2023	Mar. 31, 2023	Mar. 31, 2024
Disclosure of subsidiaries [line items]
Beginning balance		$ 665,765	$ 521,705
Acquired through business acquisitions (Note 12)		0	36,482
Additions		25,925
Change in ownership interests in net assets		0
Share of loss for the period		(205,138) [1]	(69,326)
Ending balance		521,705	601,870
Non-Controlling Interests
Disclosure of subsidiaries [line items]
Beginning balance		511	31,061
Acquired through business acquisitions (Note 12)		25,925
Additions		25,925	0
Change in ownership interests in net assets		11,923	12,208
Discontinued operations (Note 11)			2,572
Share of loss for the period		(7,298)	(3,744)
Ending balance		31,061	42,097
Bevo
Disclosure of subsidiaries [line items]
Beginning balance		0	32,904
Acquired through business acquisitions (Note 12)		25,925
Additions			0
Change in ownership interests in net assets	$ 12,200	11,923	12,208
Discontinued operations (Note 11)			0
Share of loss for the period		(4,944)	(3,519)
Ending balance		32,904	41,593
Other
Disclosure of subsidiaries [line items]
Beginning balance		511	(1,843)
Acquired through business acquisitions (Note 12)		0
Additions			0
Change in ownership interests in net assets		0	0
Discontinued operations (Note 11)			2,572
Share of loss for the period		(2,354)	(225)
Ending balance		$ (1,843)	$ 504

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).